Loans (Tables)	3 Months Ended
Jan. 31, 2019
Text block [abstract]
Summary of Allowance for Credit Losses

Allowance for credit losses(1)

The following table provides a reconciliation of the opening balance to the closing balance of the ECL allowance under IFRS 9:

$ millions, as at or for the three months ended	2019 Jan. 31
	Stage 1	Stage 2	Stage 3
	Collective provision 12-month ECL performing	Collective provision lifetime ECL performing	Collective and individual provision lifetime ECL credit-impaired (2)	Total
Residential mortgages
Balance at beginning of period	$27	$44	$143	$214
Originations net of repayments and other derecognitions	1	(4)	(8)	(11)
Changes in model	–	–	–	–
Net remeasurement (3)	(11)	11	29	29
Transfers (3)
– to 12-month ECL	11	(7)	(4)	–
– to lifetime ECL performing	–	5	(5)	–
– to lifetime ECL credit-impaired	–	(1)	1	–
Provision for (reversal of) credit losses (4)	1	4	13	18
Write-offs	–	–	(5)	(5)
Recoveries	–	–	1	1
Interest income on impaired loans	–	–	(3)	(3)
Foreign exchange and other	1	(2)	–	(1)
Balance at end of period	$29	$46	$149	$224
Personal
Balance at beginning of period	$190	$199	$109	$498
Originations net of repayments and other derecognitions	10	(13)	–	(3)
Changes in model	1	–	1	2
Net remeasurement (3)	(54)	89	72	107
Transfers (3)
– to 12-month ECL	49	(48)	(1)	–
– to lifetime ECL performing	(14)	18	(4)	–
– to lifetime ECL credit-impaired	–	(19)	19	–
Provision for (reversal of) credit losses (4)	(8)	27	87	106
Write-offs	–	–	(96)	(96)
Recoveries	–	–	17	17
Interest income on impaired loans	–	–	(1)	(1)
Foreign exchange and other	–	–	1	1
Balance at end of period	$182	$226	$117	$525
Credit card
Balance at beginning of period	$102	$370	$–	$472
Originations net of repayments and other derecognitions	–	(12)	–	(12)
Changes in model	1	–	–	1
Net remeasurement (3)	(48)	101	49	102
Transfers (3)
– to 12-month ECL	57	(57)	–	–
– to lifetime ECL performing	(10)	10	–	–
– to lifetime ECL credit-impaired	–	(45)	45	–
Provision for (reversal of) credit losses (4)	–	(3)	94	91
Write-offs	–	–	(125)	(125)
Recoveries	–	–	31	31
Interest income on impaired loans	–	–	–	–
Foreign exchange and other	1	2	–	3
Balance at end of period	$103	$369	$–	$472
Business and government
Balance at beginning of period	$180	$147	$230	$557
Originations net of repayments and other derecognitions	6	(5)	(7)	(6)
Changes in model	–	–	1	1
Net remeasurement (3)	16	15	97	128
Transfers (3)
– to 12-month ECL	15	(14)	(1)	–
– to lifetime ECL performing	(2)	3	(1)	–
– to lifetime ECL credit-impaired	–	(12)	12	–
Provision for (reversal of) credit losses (4)	35	(13)	101	123
Write-offs	–	–	(48)	(48)
Recoveries	–	–	1	1
Interest income on impaired loans	–	–	(2)	(2)
Foreign exchange and other	(3)	–	(4)	(7)
Balance at end of period	$212	$134	$278	$624
Total ECL allowance (1)	$526	$775	$544	$1,845
Comprises:
Loans	$470	$721	$524	$1,715
Undrawn credit facilities and other off-balance sheet exposures (5)	56	54	20	130
(1)

See Note 4 for the ECL allowance on debt securities measured at FVOCI. The ECL allowances for other financial assets classified at amortized cost were immaterial as at January 31, 2019 and were excluded from the table above. Other financial assets classified at amortized cost are presented on our interim consolidated balance sheet net of ECL allowances.

(2)	Includes the ECL allowance for purchased credit-impaired loans from the acquisition of The PrivateBank.
(3)

Transfers represent stage movements of prior period ECL allowances to the current period stage classification. Net remeasurement represents the current period change of ECL allowances for transfers, net write-offs, changes in forecasts of forward-looking information, parameter updates, and partial repayments in the period.

(4)

Provision for (reversal of) credit losses for loans and undrawn credit facilities and other off-balance sheet exposures is presented as provision for (reversal of) credit losses on our interim consolidated statement of income.

(5)	Included in other liabilities on our interim consolidated balance sheet.

Allowance for credit losses(1)

The following table provides a reconciliation of the opening balance to the closing balance of the ECL allowance under IFRS 9:

$ millions, as at or for the three months ended	2018 Oct. 31					2018 Jan. 31
	Stage 1	Stage 2	Stage 3			Stage 1	Stage 2	Stage 3
	Collective provision 12-month ECL performing	Collective provision lifetime ECL performing	Collective and individual provision lifetime ECL credit-impaired (2)		Total	Collective provision 12-month ECL performing	Collective provision lifetime ECL performing	Collective and individual provision lifetime ECL credit-impaired (2)	Total
Residential mortgages
Balance at beginning of period	$31	$42	$146		$219	$28	$43	$151	$222
Originations net of repayments and other derecognitions	1	(3)	(5)		(7)	2	(1)	(2)	(1)
Changes in model	(2)	1	7		6	–	–	–	–
Net remeasurement (3)	(7)	4	17		14	(8)	3	12	7
Transfers (3)
– to 12-month ECL	6	(5)	(1)		–	3	(2)	(1)	–
– to lifetime ECL performing	(1)	4	(3)		–	–	–	–	–
– to lifetime ECL credit-impaired	–	(1)	1		–	–	–	–	–
Provision for (reversal of) credit losses (4)	(3)	–	16		13	(3)	–	9	6
Write-offs	–	–	(15)		(15)	–	–	(13)	(13)
Recoveries	–	–	–		–	–	–	–	–
Interest income on impaired loans	–	–	(2)		(2)	–	–	(2)	(2)
Foreign exchange and other	(1)	2	(2)		(1)	–	(2)	(8)	(10)
Balance at end of period	$27	$44	$143		$214	$25	$41	$137	$203
Personal
Balance at beginning of period	$182	$206	$117		$505	$164	$202	$110	$476
Originations net of repayments and other derecognitions	8	(6)	(2)		–	7	(6)	(1)	–
Changes in model	(2)	–	(1)		(3)	–	–	–	–
Net remeasurement (3)	(35)	39	79		83	(16)	24	66	74
Transfers (3)
– to 12-month ECL	49	(47)	(2)		–	26	(26)	–	–
– to lifetime ECL performing	(12)	15	(3)		–	(3)	3	–	–
– to lifetime ECL credit-impaired	–	(7)	7		–	–	(8)	8	–
Provision for (reversal of) credit losses (4)	8	(6)	78		80	14	(13)	73	74
Write-offs	–	–	(97)		(97)	–	–	(88)	(88)
Recoveries	–	–	13		13	–	–	16	16
Interest income on impaired loans	–	–	(1)		(1)	–	–	–	–
Foreign exchange and other	–	(1)	(1)		(2)	(1)	–	1	–
Balance at end of period	$190	$199	$109		$498	$177	$189	$112	$478
Credit card
Balance at beginning of period	$101	$366	$–		$467	$101	$413	$–	$514
Originations net of repayments and other derecognitions	–	(8)	–		(8)	–	(4)	–	(4)
Changes in model	–	2	–		2	–	–	–	–
Net remeasurement (3)	(49)	106	49		106	(15)	66	22	73
Transfers (3)
– to 12-month ECL	59	(59)	–		–	19	(19)	–	–
– to lifetime ECL performing	(9)	9	–		–	(2)	2	–	–
– to lifetime ECL credit-impaired	–	(46)	46		–	–	(72)	72	–
Provision for (reversal of) credit losses (4)	1	4	95		100	2	(27)	94	69
Write-offs	–	–	(125)		(125)	–	–	(123)	(123)
Recoveries	–	–	30		30	–	–	29	29
Interest income on impaired loans	–	–	–		–	–	–	–	–
Foreign exchange and other	–	–	–		–	–	(1)	–	(1)
Balance at end of period	$102	$370	$–		$472	$103	$385	$–	$488
Business and government
Balance at beginning of period	$185	$137	$231		$553	$234	$150	$204	$588
Originations net of repayments and other derecognitions	4	(4)	(4)		(4)	4	(1)	(2)	1
Changes in model	(7)	(7)	1		(13)	–	–	–	–
Net remeasurement (3)	(23)	34	77		88	(26)	2	27	3
Transfers (3)
– to 12-month ECL	21	(19)	(2)		–	10	(10)	–	–
– to lifetime ECL performing	(3)	6	(3)		–	(6)	6	–	–
– to lifetime ECL credit-impaired	–	(1)	1		–	–	(1)	1	–
Provision for (reversal of) credit losses (4)	(8)	9	70		71	(18)	(4)	26	4
Write-offs	–	–	(30)		(30)	–	–	(11)	(11)
Recoveries	–	–	5		5	–	–	3	3
Interest income on impaired loans	–	–	(2)		(2)	–	–	(3)	(3)
Foreign exchange and other	3	1	(44	) (5)	(40)	(9)	(3)	(11)	(23)
Balance at end of period	$180	$147	$230		$557	$207	$143	$208	$558
Total ECL allowance (1)	$499	$760	$482		$1,741	$512	$758	$457	$1,727
Comprises:
Loans	$450	$707	$482		$1,639	$460	$709	$457	$1,626
Undrawn credit facilities and other off-balance sheetexposures (6)	49	53	–		102	52	49	–	101
(1)

See Note 4 for the ECL allowance on debt securities measured at FVOCI. The ECL allowances for other financial assets classified at amortized cost were immaterial as at October 31, 2018 and January 31, 2018 and were excluded from the table above. Other financial assets classified at amortized cost are presented on our interim consolidated balance sheet net of ECL allowances.

(2)	Includes the ECL allowance for purchased credit-impaired loans from the acquisition of The PrivateBank.
(3)

Transfers represent stage movements of prior period ECL allowances to the current period stage classification. Net remeasurement represents the current period change of ECL allowances for transfers, net write-offs, changes in forecasts of forward-looking information, parameter updates, and partial repayments in the period.

(4)

Provision for (reversal of) credit losses for loans and undrawn credit facilities and other off-balance sheet exposures is presented as provision for (reversal of) credit losses on our interim consolidated statement of income.

(5)

Includes ECL of $48 million relating to Barbados loans that were derecognized in the quarter ending October 31, 2018 as a result of a debt restructuring agreement completed with the Government of Barbados.

(6)	Included in other liabilities on our interim consolidated balance sheet.

Summary of Carrying Amount of Loans Based on Internal Risk Rating Grades

Loans(1)

$ millions, as at				2019 Jan. 31				2018 Oct. 31
	Stage 1	Stage 2	Stage 3 (2)(3)	Total	Stage 1	Stage 2	Stage 3 (2)(3)	Total
Residential mortgages
– Exceptionally low	$140,904	$–	$–	$140,904	$141,556	$–	$–	$141,556
– Very low	39,833	–	–	39,833	40,225	–	–	40,225
– Low	15,629	890	–	16,519	15,321	798	–	16,119
– Medium	946	4,924	–	5,870	859	4,905	–	5,764
– High	233	1,150	–	1,383	–	996	–	996
– Default	–	–	559	559	–	–	510	510
– Not rated	2,185	235	169	2,589	2,163	249	167	2,579
Gross residential mortgages (4)(5)	199,730	7,199	728	207,657	200,124	6,948	677	207,749
ECL allowance	29	46	149	224	27	44	143	214
Net residential mortgages	199,701	7,153	579	207,433	200,097	6,904	534	207,535
Personal
– Exceptionally low	23,168	–	–	23,168	23,808	–	–	23,808
– Very low	3,804	1,341	–	5,145	3,813	1,374	–	5,187
– Low	6,205	718	–	6,923	5,954	702	–	6,656
– Medium	4,262	1,294	–	5,556	4,428	1,151	–	5,579
– High	232	730	–	962	245	691	–	936
– Default	–	–	148	148	–	–	142	142
– Not rated	701	22	41	764	677	33	40	750
Gross personal (5)	38,372	4,105	189	42,666	38,925	3,951	182	43,058
ECL allowance	168	223	117	508	176	196	109	481
Net personal	38,204	3,882	72	42,158	38,749	3,755	73	42,577
Credit card
– Exceptionally low	2,839	–	–	2,839	3,405	–	–	3,405
– Very low	2,188	50	–	2,238	1,747	50	–	1,797
– Low	3,798	708	–	4,506	3,809	710	–	4,519
– Medium	990	1,210	–	2,200	1,011	1,241	–	2,252
– High	9	523	–	532	10	528	–	538
– Default	–	–	–	–	–	–	–	–
– Not rated	162	–	–	162	162	–	–	162
Gross credit card	9,986	2,491	–	12,477	10,144	2,529	–	12,673
ECL allowance	89	329	–	418	88	330	–	418
Net credit card	9,897	2,162	–	12,059	10,056	2,199	–	12,255
Business and government
– Investment grade	43,604	203	–	43,807	42,532	221	–	42,753
– Non-investment grade	71,673	4,061	–	75,734	68,798	3,818	–	72,616
– Watchlist	147	1,200	–	1,347	145	1,120	–	1,265
– Default	–	–	763	763	–	–	504	504
– Not rated	2,090	132	114	2,336	2,397	168	117	2,682
Gross business and government (4)(6)	117,514	5,596	877	123,987	113,872	5,327	621	119,820
ECL allowance	184	123	258	565	159	137	230	526
Net business and government	117,330	5,473	619	123,422	113,713	5,190	391	119,294
Total net amount of loans	$365,132	$18,670	$1,270	$385,072	$362,615	$18,048	$998	$381,661
(1)

Other financial assets classified at amortized cost were excluded from the table above as their ECL allowances were immaterial as at January 31, 2019. In addition, the table excludes debt securities measured at FVOCI, for which ECL allowances of $23 million were recognized in AOCI (October 31, 2018: $23 million).

(2)	Includes purchased credit-impaired loans from the acquisition of The PrivateBank.
(3)	Excludes foreclosed assets of $20 million (October 31, 2018: $14 million) which were included in Other assets on our interim consolidated balance sheet.
(4)	Includes $7 million (October 31, 2018: $12 million) of residential mortgages and $17,528 million (October 31, 2018: $16,424 million) of business and government loans that are measured at FVTPL.
(5)

The internal risk rating grades presented for residential mortgages and certain personal loans do not take into account loan guarantees or insurance issued by the Canadian government (federal or provincial), Canadian government agencies, or private insurers, as the determination of whether a significant increase in credit risk has occurred for these loans is based on relative changes in the loans’ lifetime PD without considering collateral or other credit enhancements.

(6)	Includes customers’ liability under acceptances of $10,011 million (October 31, 2018: $10,265 million).

Undrawn credit facilities and other off-balance sheet exposures

$ millions, as at				2019 Jan. 31				2018 Oct. 31
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Retail
– Exceptionally low	$100,240	$–	$–	$100,240	$100,772	$–	$–	$100,772
– Very low	11,410	1,035	–	12,445	10,217	1,014	–	11,231
– Low	8,346	1,631	–	9,977	7,873	1,612	–	9,485
– Medium	1,689	1,181	–	2,870	1,729	1,188	–	2,917
– High	255	431	–	686	234	417	–	651
– Default	–	–	12	12	–	–	13	13
– Not rated	347	24	–	371	348	33	–	381
Gross retail	122,287	4,302	12	126,601	121,173	4,264	13	125,450
ECL allowance	28	43	–	71	28	43	–	71
Net retail	122,259	4,259	12	126,530	121,145	4,221	13	125,379
Business and government
– Investment grade	79,407	541	–	79,948	78,672	390	–	79,062
– Non-investment grade	42,849	1,184	–	44,033	41,727	1,198	–	42,925
– Watchlist	74	397	–	471	75	402	–	477
– Default	–	–	226	226	–	–	7	7
– Not rated	832	64	–	896	735	51	–	786
Gross business and government	123,162	2,186	226	125,574	121,209	2,041	7	123,257
ECL allowance	28	11	20	59	21	10	–	31
Net business and government	123,134	2,175	206	125,515	121,188	2,031	7	123,226
Total net undrawn credit facilities and other off-balance sheet exposures	$245,393	$6,434	$218	$252,045	$242,333	$6,252	$20	$248,605

Schedule of Loans Past Due But Not Impaired

This comprises loans where repayment of principal or payment of interest is contractually in arrears. The following table provides an aging analysis of the contractually past due loans.

$ millions, as at				2019 Jan. 31	2018 Oct. 31
	Less than 31 days	31 to 90 days	Over 90 days	Total	Total
Residential mortgages	$2,493	$887	$–	$3,380	$3,354
Personal	779	198	–	977	937
Credit card	512	183	104	799	822
Business and government	416	111	–	527	683
	$4,200	$1,379	$104	$5,683	$5,796